ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

May 1, 2014	Rajib Chanda
202-508-4671
202-383-7793 fax
rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds

File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (formerly Managers AMG Funds) (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 117 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 28, 2014 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i) Prospectus for AMG TimesSquare Small Cap Growth Fund (formerly TimesSquare Small Cap Growth Fund), AMG TimesSquare Mid Cap Growth Fund (formerly TimesSquare Mid Cap Growth Fund) and AMG TimesSquare International Small Cap Fund (formerly TimesSquare International Small Cap Fund) dated April 28, 2014;

(ii) Prospectus for AMG Renaissance Large Cap Growth Fund (formerly Renaissance Large Cap Growth Fund) dated April 28, 2014;

(iii) Prospectus for AMG Yacktman Focused Fund (formerly Yacktman Focused Fund) and AMG Yacktman Fund (formerly Yacktman Fund) dated April 28, 2014;

(iv) Statement of Additional Information for AMG GW&K Municipal Bond Fund (formerly GW&K Municipal Bond Fund), AMG GW&K Small Cap Core Fund (formerly GW&K Small Cap Equity Fund), AMG GW&K Municipal Enhanced Yield Fund (formerly GW&K Municipal Enhanced Yield Fund), AMG Renaissance Large Cap Growth Fund, AMG

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TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund and AMG Managers Skyline Special Equities Fund (formerly Skyline Special Equities Portfolio) dated April 28, 2014; and

(v) Statement of Additional Information for AMG Yacktman Focused Fund and AMG Yacktman Fund dated April 28, 2014.

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda